Business combination (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Revenue	$ 17,622,367	$ 13,426,051	$ 17,634,143
Net income/(loss)	$ 1,703,675	$ 2,699,315	$ (226,904)